Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
TRADE AND OTHER PAYABLES
Trade payables	64.1	61.8
Interest payable	14.1	14.1
Accruals	73.1	65.2
Current portion of reclamation and closure cost obligations (Note 14)	0.8	1.7
Current portion of the Rainy River gold stream obligation (Note 11)	33.1	28.1
Current portion of the New Afton free cash flow interest obligation (Note 11)	42.7	—
Current portion of derivative liabilities (Note 13)	1.1	—
Total trade and other payables	229.0	170.9